SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION	12 Months Ended
Dec. 31, 2018
Real Estate And Accumulated Depreciation Disclosure 1 [Abstract]
SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
SCHEDULE III – SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION
The table below presents the partnership’s number of commercial properties, the related fair value, debt obligations, weighted average year of acquisition and weighted average year of construction by asset class as of December 31, 2018.

	Dec. 31, 2018
	Number of properties	Fair value(1)	Debt(2)	Weighted average year of acquisition	Weighted average year of construction(3)
(US$ millions, except where noted)
Core Office
United States	39	$14,416	$7,398	2004	1985
Canada	24	4,127	1,840	2002	1993
Australia	8	2,342	1,395	2010	2006
Europe	2	137	515	2013	1976
Brazil	2	329	75	2014	2014
	75	21,351	11,223	2004	1990
Core Retail	57	17,224	7,713	2018	1977
Opportunistic Office	134	7,861	4,939	2016	1990
Opportunistic Retail	39	3,409	1,970	2016	1982
Logistics	2	183	87	2018	2010
Multifamily	57	4,151	2,857	2012	1987
Triple Net Lease(4)	327	4,812	3,785	2014	1990
Self-storage	95	847	627	2016	1999
Student Housing	49	2,031	1,692	2017	2012
Manufactured Housing	136	2,369	1,239	2017	1974
Mixed-Use(1)	97	11,523	7,525	2018	2006
Total	1,068	75,761	43,657	2013	1989

(1)	Excludes development properties and land/parking lots with a fair value of $4,436 million.

(2)	Excludes debt related to development properties and land in the amount of $487 million, unsecured and corporate facilities of $13,289 million and debt on hospitality assets of $6,223 million.

(3)	Weighted against the fair value of the properties at December 31, 2018.

(4)	Excludes land and parking lots.